OTHER LOSS (INCOMES)	12 Months Ended
Sep. 30, 2015
Other Loss Incomes
OTHER LOSS (INCOMES)

NOTE 10 – OTHER LOSS (INCOMES)

On January 31, 2012, the Company lent an Israeli company, CTG Clean Technology Group Limited (the “Borrower”), U.S. $30,000 at an annual rate of interest of eight percent (8%). The purpose of this loan was to provide the borrower capital to continue its operations while the Company considered acquiring such company. On February 8, 2012, the Company received the cash to make such loan to the borrower from a Cyprus company (JLS Investment Holding). As of December 30, 2012 such loan had been written-off in whole. In May 2015, CTG had repaid the loan in full and the company recorded incomes in the amount of $38 thousands.